Document and Entity Information	0 Months Ended
Mar. 12, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 12, 2013
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Mar. 12, 2013
Document Effective Date	Mar. 12, 2013
Prospectus Date	Dec. 10, 2011
Innovator Matrix Income® Fund | Innovator Matrix Income® Fund | Class A
Risk/Return:
Trading Symbol	IMIFX